FINANCIAL RISK MANAGEMENT, Financial Instrument Categories (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS [Abstract]
Total current assets	$ 13,613,108	$ 24,546,366
NON-CURRENT ASSETS [Abstract]
Total non-current assets	13,766,615	17,707
Total assets	27,379,723	24,564,073
CURRENT LIABILITIES [Abstract]
Total current liabilities	5,034,005	9,062,626
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	42,932,658	43,375,367
Total liabilities	47,966,663	52,437,993
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	2,803,596	5,600,240
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	936,766	2,344,459
Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	991,669	726,306
Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	301,974	391,621
Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	42,932,658	43,375,367
Financial Liabilities at Fair Value [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Total liabilities	0	0
Financial Liabilities at Fair Value [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Other Financial Liabilities [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	5,034,005	9,062,626
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	42,932,658	43,375,367
Total liabilities	47,966,663	52,437,993
Other Financial Liabilities [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	2,803,596	5,600,240
Other Financial Liabilities [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	936,766	2,344,459
Other Financial Liabilities [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	991,669	726,306
Other Financial Liabilities [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	301,974	391,621
Other Financial Liabilities [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	42,932,658	43,375,367
Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	6,147,453	8,813,414
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	673,142	644,239
NON-CURRENT ASSETS [Abstract]
Total non-current assets	7,603	10,351
Derivative Financial Instruments [Member]
CURRENT ASSETS [Abstract]
Total current assets		373,058
Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	18,319	1,421,253
NON-CURRENT ASSETS [Abstract]
Total non-current assets	13,759,012	7,356
Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	2,120,788
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	4,653,406	13,294,402
Financial Assets at Fair Value [Member]
CURRENT ASSETS [Abstract]
Total current assets	5,297,104	1,774,821
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Total assets	5,297,104	1,774,821
Financial Assets at Fair Value [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
Financial Assets at Fair Value [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets at Fair Value [Member] | Derivative Financial Instruments [Member]
CURRENT ASSETS [Abstract]
Total current assets		373,058
Financial Assets at Fair Value [Member] | Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets at Fair Value [Member] | Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	2,120,788
Financial Assets at Fair Value [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	3,176,316	1,401,763
Financial assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	8,316,004	22,771,545
NON-CURRENT ASSETS [Abstract]
Total non-current assets	13,766,615	17,707
Total assets	22,082,619	22,789,252
Financial assets at Amortized Cost [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	6,147,453	8,813,414
Financial assets at Amortized Cost [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	673,142	644,239
NON-CURRENT ASSETS [Abstract]
Total non-current assets	7,603	10,351
Financial assets at Amortized Cost [Member] | Derivative Financial Instruments [Member]
CURRENT ASSETS [Abstract]
Total current assets		0
Financial assets at Amortized Cost [Member] | Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	18,319	1,421,253
NON-CURRENT ASSETS [Abstract]
Total non-current assets	13,759,012	7,356
Financial assets at Amortized Cost [Member] | Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	0
Financial assets at Amortized Cost [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	$ 1,477,090	$ 11,892,639